Summary of Significant Accounting Policies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
2019 (remaining)	$ 30,675
2020	103,254
Total future minimum lease payments, undiscounted	133,929
Less imputed interest	(4,581)
Present value of lease liabilities	129,348
Operating lease liabilities-current	119,074
Operating lease liabilities-non-current	10,274
Total	$ 129,348